CAVANAL HILL FUNDS

Supplement dated May 1, 2023

to the

Prospectus, Government Securities Money Market Fund Summary Prospectus

and Statement of Additional Information dated December 28, 2022

On April 28, 2023, the Board of Trustees of Cavanal Hill Funds eliminated the 12b-1 Fee Waivers (the “Fee Waivers”) currently in place for the Government Securities Money Market Fund (the “Fund”) Administrative and Premier Share Classes, upon the recommendation of Cavanal Hill Investment Management, Inc., the Fund’s investment adviser.

The Fee Waivers will be eliminated and will be of no further force or effect beginning July 1, 2023, and all references to the Fee Waivers in each of the Cavanal Hill Funds Prospectus, the Fund’s Summary Prospectus, and the Statement of Additional Information, each dated December 28, 2022, shall be disregarded as if such references do not exist, and fees that would have been waived through the Fee Waivers will be paid to Cavanal Hill Distributors, Inc. as compensation for its services.

For more information, please contact us at 1-800-762-7085.

***********************************************************

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE
PROSPECTUS FOR FUTURE REFERENCE.